Financial risk management and fair values - Disclosure of Fair Value of Derivative Component of Convertible Bonds is Measured by Using the Binomial Model (Detail) - Convertible Bond [Member]	12 Months Ended
Dec. 31, 2020 ¥ / shares
Disclosure of Major Inputs used in the Binomial Model in the Fair value Measure of the Derivative Component of Convertible Bonds [Line Items]
Conversion price	¥ 6.24
Stock price of A shares	¥ 6.01
Stock market volatility	35.38%
Risk-free interest rate	3.14%